Corporate information (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2022 USD ($) subsidiary	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Corporate Information And Statement Of IFRS Compliance [Abstract]
Number of subsidiaries | subsidiary	3
Cash and cash equivalents, minimum quarterly balance	$ 50,000
Cash and cash equivalents	$ 430,874	$ 466,544	$ 383,122	$ 439,195